SCHEDULE OF COMPANY EARNED INTEREST INCOME AND INCURRED INTEREST EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Bank and other cash	$ 6,685	$ 45,104	$ 26,380
Total interest income/(expense)	6,685	45,104	26,380
Lease liabilities		(787,340)	(491,336)
Other interest paid – loans	(1,153,125)	(2,952,277)	(847,520)
Total interest expense/ finance costs	(1,153,125)	(3,739,617)	(1,338,856)
Total interest (expense), net	$ (1,146,440)	$ (3,694,513)	$ (1,312,476)